31. Interest and similar income (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Cash and balances with the Brazilian Central Bank	R$ 1,552,121	R$ 3,827,648	R$ 5,095,828
Loans and advances - Credit institutions	1,518,557	3,843,798	2,977,670
Loans and advances - Customers	44,103,997	50,406,078	46,471,507
Debt instruments	13,556,403	13,528,096	13,629,167
Pension Plans (Note 22.b)	16,720	27,353
Other interest	2,027,142	1,208,087	2,304,221
Total	R$ 62,774,940	R$ 72,841,060	R$ 70,478,393